LOANS RECEIVABLE, NET - Principal of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	¥ 13,652,723	¥ 8,010,081
Total Loans receivable	13,652,723	8,010,081
2021
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	13,614,369
2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	¥ 38,354	7,987,657
2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable		¥ 22,424